ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended		29 Months Ended	120 Months Ended
	May 31, 2013	Nov. 14, 2012	Jan. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Jan. 26, 2022	Mar. 31, 2013	Mar. 06, 2013	Dec. 31, 2012	Dec. 07, 2012	Aug. 02, 2012	Jun. 11, 2012	Jan. 26, 2012	Dec. 31, 2011	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011
Accounting Policies [Abstract]
Increased number of authorized capital common stock				200,000,000		200,000,000		200,000,000		200,000,000	200,000,000				200,000,000	200,000,000	75,000,000
Authorized capital, common stock par value per share				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized				50,000,000		50,000,000		50,000,000		50,000,000	50,000,000				50,000,000	50,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Reserved shares of common stock for issuance under agreement												10,000,000
Capital stock exchanged for common stock											10,000,000			10,000,000
Ten-year warrants to purchase shares of common stock			$ 6,000,000				$ 6,000,000
Ten-year warrant issued, exercise price per share							$ 0.50
Number of shares cancelled													9,806,667
Number of warrants cancelled													4,800,000
Amount paid to Amicor shareholders upon execution of agreement													132,000
Transferred membership interests into common stock		9,250,000
Cash payment to Sampo, pursuant to agreement		500,000		(500,000)		(500,000)
Common stock issued to CEO and Chairman		4,000,000
Common stock issued to CFO and Secretary		500,000
Consideration for assets and assigned agreements, Augme Technologies									10,000
Additional consideration Service Agreement, Augme Technologies									$ 10,000
Stock split description

On May 31, 2013, shareholders of record holding a majority of the outstanding voting capital of the Company approved a reverse stock split of the Company’s issued and outstanding common stock by a ratio of not less than one-for-five and not more than one-for-fifteen at any time prior to April 30, 2014, with such ratio to be determined by the Company’s Board of Directors, in its sole discretion. On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split. Also, on June 11, 2013 the Company cancelled 754,359 post-split (9,806,667 pre-split) shares of the Company’s common stock and 369,231 post-split (4,800,000 pre-split) warrants and terminated the mining leases entered into with the Amicor Shareholders. Additionally, the Company paid an aggregate of $132,000 to Amicor Shareholders upon the execution of the Rescission Agreement.